GENERAL	12 Months Ended
Dec. 31, 2024
Disclosure Of General Information About Financial Statements Abstract
GENERAL
NOTE 1:-	GENERAL

a.
SHL Telemedicine Ltd. ("SHL" and/or "the Company") was incorporated in Israel. The registered office is located at Ashdar Building, Yigal Alon St. in Tel Aviv. Its shares are publicly traded on the SIX Swiss Exchange under the symbol SHLTN. In April 2023 the Company started trading its American Depositary Shares (“ADRs”) on The NASDAQ Capital Market (the “Nasdaq”), under the ticker symbol “SHLT” – see Note 27c.

SHL and its subsidiaries ("the Group") develop and market advanced personal telemedicine solutions. Personal telemedicine is the transmission of medical data by an individual, from a remote location to a medical call center via telecommunication networks. SHL's personal telemedicine systems are designed to improve quality of care and life for people suffering from various health conditions ranging from the high-risk and chronically ill to ordinary users of healthcare products and services who wish to take a more active role in managing their own health. In addition, the Group provides B2B healthcare services in Israel in the field of diagnostics, preventive medicine, and medical opinions to institutional customers.

b.	The effects of the October 7th. War:

On October 7, 2023, war broke out in Israel ("The War"). The War led to a slowdown in business activity throughout the Israeli economy, as a result, among others, of the shutdown of enterprises in the south and north of Israel, the damage to local infrastructures, the nationwide military reserve draft for an indefinite period and the disruption of economic activity in the entire country.

The potential fluctuations in commodity prices, foreign currency exchange rates, availability of materials and manpower, local services and access to local resources are all liable to affect entities whose main operations are conducted in or with Israel.

Although Mediton's operations, which provide services that are based on a fee-for-service model, were affected by The War during the last quarter of 2023, it was back on track in the beginning of 2024. SHL B2C cardio services in Israel had no major business adverse impact. As of the reporting date, the Company’s activities in the Israeli market are continuing with no significant interruptions.

Following the start of the War, at the beginning of 2024, international rating agencies such as S&P, Moody’s downgraded Israel’s credit rating. Additional downgrading was announced later during the year. The above-mentioned downgrading of the credit rating of the State of Israel may have a potential negative impact on the Israeli economy and on the Company. It also has a possible negative impact on interest rates, and hence of the Company’s finance costs, as well as on a potential future debt raising, if any.

Towards the end of the reporting year, ceasefire agreements were signed in Lebanon and Gaza. However, the agreements are not being fully complied with as of the report’s publication date. Therefore, at this stage it is impossible to assess the full effect of the War on the Company and its results in the medium term.

c.	Potential Impact of the new US Tariffs:

The imposition of new tariffs by the Trump administration could create several challenges for an Israeli company that conducts business with the United States.

However, given the current very small size of Company activity in the US no significant adverse impact on the Company is expected.